Net Income (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss)	$ 28,507	$ (237,892)
Denominator:
Weighted-average common shares outstanding, basic	114,553,537	94,162,637
Basic net income (loss) per share	$ 0.25	$ (2.53)
Add effect of potential dilutive securities:
Diluted net income (loss) per share	$ 0.25	$ (2.53)